advance billings and customer deposits - Contract liabilities (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of advance billings and customer deposits
Contract liabilities at beginning of period	$ 965	$ 883	$ 914	$ 870
Revenue deferred in previous period and recognized in current period	(661)	(644)	(625)	(630)
Net additions arising from operations	670	638	678	631
Additions arising from business acquisitions		6	7	12
Contract liabilities at end of period	974	883	974	883
Current	879	791	879	791
Non-current
Deferred revenues	89	85	89	85
Deferred customer activation and connection fees	$ 6	$ 7	$ 6	$ 7